Cover	Nov. 13, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 13, 2026
Entity Registrant Name	OWLET, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39516
Entity Tax Identification Number	85-1615012
Entity Address, Address Line One	2940 West Maple Loop Drive
Entity Address, Address Line Two	Suite 203
Entity Address, City or Town	Lehi
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84048
City Area Code	844
Local Phone Number	334-5330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	OWLT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001816708
Amendment Flag	false